Goodwill and other intangible assets (Q3)- Summary of Change in Net Carrying Value of Goodwill by Business Segment (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance		$ 29,277.8	$ 29,277.3	$ 29,280.9
Acquisitions	[1]	145.4
Foreign currency translation		1.6	0.5	(3.6)
Ending balance		29,424.8	29,277.8	29,277.3
PBM
Goodwill [Roll Forward]
Beginning balance		29,180.4	29,179.9	29,183.5
Acquisitions	[1]	145.4
Foreign currency translation		1.6	0.5	(3.6)
Ending balance		29,327.4	29,180.4	29,179.9
Other Business Operations
Goodwill [Roll Forward]
Beginning balance		97.4	97.4	97.4
Acquisitions		0.0
Foreign currency translation		0.0	0.0	0.0
Ending balance		$ 97.4	$ 97.4	$ 97.4

[1]	Represents the acquisition of myMatrixx Holdings Inc. in May 2017. The acquisition is not material to our consolidated financial statements.